Issued Capital and Preference Shares - Summary of Issued Capital and Preference Shares (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares [Member]
Disclosure of classes of share capital [Line Items]
Par value	$ 0.1	$ 0.1